CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

	As of December 31,
	2020	2019

Cash and bank balances	278,722	62,426
Time deposits	217	295
TOTAL	278,939	62,721